Related Party Transactions (Details) - Schedule of accounts payables to related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts payable – related part
Total	$ 153,344	$ 1,485,049
Q Green Techcon Private Limited [Member]
Accounts payable – related part
Total		1,361,253
Shexian Ruibo. [Member]
Accounts payable – related part
Total	$ 153,344	$ 123,796